NICHOLAS II, INC.

SCHEDULE OF INVESTMENTS (UNAUDITED)

AS OF JUNE 30, 2019

SHARES OR PRINCIPAL AMOUNT		VALUE
COMMON STOCKS—95.72%
	Consumer Discretionary—Retailing—9.76%
77,000	Burlington Stores, Inc. *	$13,101,550
155,000	CarMax, Inc. *	13,458,650
77,500	Expedia, Inc.	10,309,825
225,000	IAA, Inc. *	8,725,500
555,000	LKQ Corporation *	14,768,550
40,000	O’Reilly Automotive, Inc. *	14,772,800
42,000	Ulta Beauty, Inc. *	14,569,380

		89,706,255

	Consumer Discretionary—Services—4.75%
35,500	Domino’s Pizza, Inc.	9,878,940
280,000	Service Corporation International	13,098,400
439,000	Wendy’s Company (The)	8,595,620
217,500	Wyndham Hotels & Resorts, Inc.	12,123,450

		43,696,410

	Consumer Staples—Food & Staples Retailing—3.13%
495,000	BJ’s Wholesale Club, Inc. *	13,068,000
440,000	US Foods Holding Corp. *	15,734,400

		28,802,400

	Consumer Staples—Food, Beverage & Tobacco—3.65%
343,904	Conagra Brands, Inc.	9,120,334
63,500	Constellation Brands, Inc.—Class A	12,505,690
187,500	Lamb Weston Holdings, Inc.	11,880,000

		33,506,024

	Financials—Banks—1.69%
605,000	Huntington Bancshares Incorporated	8,361,100
150,000	Webster Financial Corporation	7,165,500

		15,526,600

SHARES OR PRINCIPAL AMOUNT		VALUE
	Financials—Diversified—3.49%
110,000	Northern Trust Corporation	9,900,000
160,000	Raymond James Financial, Inc.	13,528,000
155,000	SEI Investments Company	8,695,500

		32,123,500

	Financials—Insurance—3.07%
67,500	Aon plc	13,026,150
79,417	Willis Towers Watson Public Limited Company	15,211,532

		28,237,682

	Health Care—Equipment & Services—9.01%
40,000	Cooper Companies, Inc. (The)	13,475,600
90,000	LivaNova PLC *	6,476,400
165,000	NuVasive, Inc. *	9,659,100
142,500	Quest Diagnostics Incorporated	14,507,925
110,000	ResMed Inc.	13,423,300
280,000	Smith & Nephew PLC sponsored ADR	12,191,200
23,000	Teleflex Incorporated	7,616,450
34,000	Veeva Systems Inc.—Class A *	5,511,740

		82,861,715

	Health Care—Pharmaceuticals, Biotechnology & Life Sciences—6.84%
47,500	Alexion Pharmaceuticals, Inc. *	6,221,550
100,920	IQVIA Holdings Inc. *	16,238,028
19,735	Mettler-Toledo International Inc. *	16,577,400
135,000	PerkinElmer, Inc.	13,005,900
14,500	Regeneron Pharmaceuticals, Inc. *	4,538,500
34,500	Vertex Pharmaceuticals Incorporated *	6,326,610

		62,907,988

	Industrials—Capital Goods—13.41%
200,000	A.O. Smith Corporation	9,432,000
127,500	AMETEK, Inc.	11,582,100
322,000	Fastenal Company	10,493,980
150,000	Fortive Corporation	12,228,000
205,000	Fortune Brands Home & Security, Inc.	11,711,650
80,000	Harris Corporation	15,130,400
70,000	IDEX Corporation	12,049,800
85,000	Middleby Corporation (The) *	11,534,500
70,000	Nordson Corporation	9,891,700
85,000	Snap-on Incorporated	14,079,400
72,500	Westinghouse Air Brake Technologies Corporation	5,202,600

		123,336,130

SHARES OR PRINCIPAL AMOUNT		VALUE
	Industrials—Commercial & Professional Services—6.46%
293,443	IHS Markit Ltd. *	18,698,188
225,000	KAR Auction Services, Inc.	5,625,000
240,500	TransUnion	17,679,155
118,500	Verisk Analytics, Inc.	17,355,510

		59,357,853

	Industrials—Transportation—1.88%
345,000	Knight-Swift Transportation Holdings Inc.	11,329,800
40,000	Old Dominion Freight Line, Inc.	5,970,400

		17,300,200

	Information Technology—Hardware & Equipment—1.63%
135,000	CDW Corporation	14,985,000

	Information Technology—Semiconductors & Semiconductor Equipment—3.23%
88,750	Microchip Technology Incorporated	7,694,625
124,000	Skyworks Solutions, Inc.	9,581,480
105,000	Xilinx, Inc.	12,381,600

		29,657,705

	Information Technology—Software & Services—17.33%
117,500	Broadridge Financial Solutions, Inc.	15,002,400
58,000	Fidelity National Information Services, Inc.	7,115,440
208,748	Fiserv, Inc. *	19,029,468
73,500	FleetCor Technologies, Inc. *	20,642,475
99,500	Global Payments Inc.	15,932,935
59,000	Guidewire Software, Inc. *	5,981,420
57,000	Palo Alto Networks, Inc. *	11,614,320
98,500	Qualys, Inc. *	8,577,380
20,000	Red Hat, Inc. *	3,755,200
36,000	ServiceNow, Inc. *	9,884,520
125,000	Total System Services, Inc.	16,033,750
48,000	Workday, Inc. *	9,867,840
130,000	Worldpay, Inc.—Class A *	15,931,500

		159,368,648

SHARES OR PRINCIPAL AMOUNT		VALUE
	Materials—3.48%
100,000	Albemarle Corporation	7,041,000
90,000	AptarGroup, Inc.	11,190,600
100,000	Vulcan Materials Company	13,731,000

		31,962,600

	Real Estate—Real Estate—2.91%
280,000	CBRE Group, Inc. *	14,364,000
215,000	CyrusOne Inc.	12,409,800

		26,773,800

	TOTAL COMMON STOCKS (cost $509,051,003)	880,110,510

SHORT-TERM INVESTMENTS—4.07%
	U.S. Government Securities—2.82%
$8,000,000	U.S. Treasury Bill 07/02/2019, 2.268%	7,999,503
5,000,000	U.S. Treasury Bill 07/18/2019, 1.974%	4,995,408
6,000,000	U.S. Treasury Bill 08/01/2019, 2.009%	5,989,779
7,000,000	U.S. Treasury Bill 08/13/2019, 2.052%	6,983,117

		25,967,807

	Money Market Fund—1.25%
11,494,538	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class) 7-day Net Yield, 2.25%	11,494,538

	TOTAL SHORT-TERM INVESTMENTS (cost $37,462,345)	37,462,345

	TOTAL INVESTMENTS (cost $546,513,348)—99.79%	917,572,855

	OTHER ASSETS, NET OF LIABILITIES—0.21%	1,891,202

	TOTAL NET ASSETS (basis of percentages disclosed above)—100%	$919,464,057

% of net assets.

*	Non-income producing.

As of June 30, 2019, investment cost for federal tax purposes was $546,372,456 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$381,517,545
Unrealized depreciation	(10,317,146)

Net unrealized appreciation	$371,200,399

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund’s investments relating to Financial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1	-	quoted prices in active markets for identical investments

Level 2	-	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	-	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 -
Common Stocks(1)	$880,110,510
Money Market Fund	11,494,538
Level 2 -
U.S. Government Securities	25,967,807
Level 3 -
None	—

Total	$917,572,855

(1)	See Schedule above for further detail by industry.